Finance income and costs (Details) - GBP (£) £ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2019	Jan. 31, 2019		Jan. 31, 2018
Finance income
Remeasurement or derecognition of financial liabilities on funding arrangements	£ 0	£ 2,784		£ 3,085
Interest income on deposits	4	4		11
Finance income	4	2,788	[1]	3,096	[1]
Finance costs
Unwinding of discount factor	(198)	(424)		(754)
Lease liability interest	(30)	(43)		(23)
Remeasurement of financial liabilities on funding arrangements	0	0		(410)
Finance costs	£ (228)	£ (467)	[1]	£ (1,187)	[1]

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'